Finance Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of finance income (cost) [text block] [Abstract]
Schedule of finance income (expenses), net
	Year ended December 31,
	2020	2019	2018
	U.S. dollars in thousands
	As Restated
Finance expenses:
Revaluation of warrants to purchase ADS’s	2,172	-	-
Bank account management fees and commissions	17	29	7
Revaluation of marketable securities	-	574	-
Exchange differences	-	-	28

Total finance expenses	2,189	603	35

Finance income:
Revaluation of warrants to purchase ADS’s	-	584	1,618
Revaluation of marketable securities	138	-	2,753
Interest income on bank deposits	33	93	87
Exchange differences	12	5	-

Total finance income	183	682	4,458

Finance income (expenses), net	(2,006)	79	4,423